SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Revenue	$ 9,301,722	¥ 65,760,651	¥ 102,384,327	¥ 84,712,046
Cost of revenues and related tax	6,528,433	46,154,255	72,518,963	80,561,861
Gross profit	2,773,289	19,606,396	29,865,364	4,150,185
Depreciation and amortization	227,689	1,609,700	1,124,011	1,119,049
Total capital expenditures		3,868,886	6,342,779	12,022,482
Goods transferred at a point in time [Member]
Revenue		25,093,924	48,465,378	66,954,021
Services rendered over time [Member]
Revenue		40,666,727	53,918,949	17,758,025
Automation product and software [Member]
Revenue	7,272,390	51,413,830	63,577,177	18,989,924
Cost of revenues and related tax		38,257,914	49,356,155	17,036,393
Gross profit		13,155,916	14,221,022	1,953,531
Depreciation and amortization		98,756	78,760	48,127
Total capital expenditures		85,975	162,060	100,327
Automation product and software [Member] | Goods transferred at a point in time [Member]
Revenue		10,871,301	24,514,246	2,993,596
Automation product and software [Member] | Services rendered over time [Member]
Revenue		40,542,529	39,062,931	15,996,328
Equipment and accessories [Member]
Revenue	2,011,764	14,222,623	23,951,132	63,960,425
Cost of revenues and related tax		7,683,662	15,039,628	62,115,400
Gross profit		6,538,961	8,911,504	1,845,025
Depreciation and amortization		683,522	1,018,012	1,044,079
Total capital expenditures		0	1,573,896	1,403,083
Equipment and accessories [Member] | Goods transferred at a point in time [Member]
Revenue		14,222,623	23,951,132	63,960,425
Equipment and accessories [Member] | Services rendered over time [Member]
Revenue		0
Oilfield environmental protection [Member]
Revenue	$ 17,568	124,198	14,856,018	1,761,697
Cost of revenues and related tax		212,679	8,123,180	1,410,068
Gross profit		(88,481)	6,732,838	351,629
Depreciation and amortization		827,422	27,239	26,843
Total capital expenditures		3,782,911	4,606,823	10,519,072
Oilfield environmental protection [Member] | Goods transferred at a point in time [Member]
Revenue			0	0
Oilfield environmental protection [Member] | Services rendered over time [Member]
Revenue		¥ 124,198	¥ 14,856,018	¥ 1,761,697